Immediate Holding Company Balances	12 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Immediate Holding Company Balances

NOTE 8 – IMMEDIATE HOLDING COMPANY BALANCES

The Company follows ASC 850, “Related Party Disclosures,” for the identification of related parties and disclosure of related party transactions.

Related parties are any entities or individuals that, through employment, ownership or other means, possess the ability to direct or cause the direction of the management and policies of the Company.

Directors’ remuneration

The Directors’ remuneration for the financial years ended June 30, 2023 and 2022 as follow:

	June 30, 2023	June 30, 2022
Andrew Khine	$—	$68,242
Shusuke Oguro	—	76,222
Hiroshi Ilzuka	—	41,857
Teo Lai Wah, Timothy	33,002	27,580
Goh Chao Kuang	49,693	—
Hilda Sin Mei Fong	58,125	—
Total	$140,820	$213,901

Amounts due to immediate holding company

As of June 30, 2023 and 2022, the Company reported amounts due to immediate holding company, 3DOM Alliance Inc. of amount $3,572,358 and $974,632, respectively. These amounts have been reclassified and retrospectively applied to non-current liabilities as the liabilities is expected to be settled over a longer-term horizon from the nature of the promissory note.

The transactions amount due to an immediate holding company are as of the following:

	June 30, 2023	June 30, 2022
Beginning of the year July 1	$974,632	$1,531,488
Advances for operation and administration expenses	2,079,901	873,066
Expenses paid on behalf of Company	1,308,112	117,882
Ordinary shares issued for conversion of debt	(790,287)	(1,547,804)
Year ended June 30	$3,572,358	$974,632

On July 15, 2022, the Company agreed with 3DOM Alliance Inc. to convert the debt amounting to $790,287 (S$1,100,000) into ordinary shares of the Company at $1,041 per share. The Company issued 759 shares of ordinary shares on July 18, 2022.

On January 23, 2023. 3DOM Alliance Inc. issued an amendment of the Original Promissory Note (“First Amendment to Original Promissory Note”) extending the principal amount up to S$3,000,000 to the Company. There is no other change in terms and conditions to the Original Promissory Note.

On February 2, 2023, the Company requested an additional drawdown of S$2,980,000 of which 3DOM Alliance Inc. split the amount into two tranches. The Company received S$1,370,000 on February 3, 2023 and S$1,610,000 on February 6, 2023.

On February 6, 2023. 3DOM Alliance Inc. further issued an amendment of the Original Promissory Note ("Second Amendment to Original Promissory Note") extending the principal amount up to S$8,000,000 to the Company. There is no other change in terms and conditions to the Original Promissory Note. The promissory is interest free and 3DOM Alliance Inc will not demand any payment for at least the next twelve months from the issuance of the financial statements (refer to Note 2).